Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31, 2015	As at December 31, 2014
	$	$
Trade accounts payable	274,055	130,913
Accrued liabilities	139,218	45,126
	413,273	176,039

Accounts Payable and Accrued Liabilities

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at June 30, 2016	As at December 31, 2015
	$	$
Trade accounts payable	582,760	274,055
Accrued liabilities	28,622	139,218
	611,382	413,273

Accounts payable include amount of $149,962 (2015: $14,113) due to an entity owned by a shareholder of the Company  in connection with consulting charges.